Headline earnings - Schedule of earnings (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of earnings per share [Abstract]
Profit (loss) attributable to equity shareholders	$ 362	$ 421	$ 953
Net impairment (impairment reversal) on held for sale assets	0	(17)	(17)
Net impairment on property, plant and equipment and right of use asset	2	0	0
(Profit) loss on disposal of discontinued operations	0	0	80
Taxation on profit (loss) on disposal of discontinued operations	0	0	1
Profit on disposal of joint ventures	0	0	(19)
Net loss (profit) on disposal of tangible assets	(1)	0	2
Headline earnings (loss)	$ 363	$ 404	$ 1,000
Headline earnings (loss) per ordinary share (USD cents per share)	$ 87	$ 97	$ 238
Diluted headline earnings (loss) per ordinary share (USD cents per share)	$ 87	$ 97	$ 238
Threshold for disclosure of tax effect	$ 1